Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets Explanatory [Abstract]
Disclosure of detailed information about other financial assets [text Block]
	December 31, 2018		December 31, 2017
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	61	1,189	23	1,602
Short-term financing receivables held for operating purposes	51		84
	112	1,189	107	1,602
Financing receivables held for non-operating purposes	188		209
	300	1,189	316	1,602
Securities held for operating purposes		64		73
	300	1,253	316	1,675

Disclosure of allowance for credit losses other financial assets [text block]
Financing receivables are stated net of allowance for doubtful accounts as follows:

(€ million)	Allowance for doubtful accounts of financing receivables
Carrying amount at December 31, 2017	730
Additions	279
Deductions	(596)
Currency translation differences	17
Carrying amount at December 31, 2018	430

Disclosure of detailed information about analyses securities per issuing entity [text block]
The following table analyses securities per issuing entity:
	Amortized cost (€ million )	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating- Moody’s	Rating- S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.20 to 4.75	from 2019 to 2025	Baa3	BBB
Others (*)	29	29	29	from 0.05 to 4.40	from 2019 to 2023	from Aa3 to Baa1	from AA to A-
Floating rate bonds
Italy	8	8	8		from 2019 to 2020	Baa3	BBB
Others (*)	3	3	3		2022	Baa3	BBB-
Total sovereign states	64	64	65